Loan Receivables - Schedule of Loan Receivables (Details) - Loan Receivables [Member]	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Loan Receivables [Line Items]
Total	RM 93,705,719	$ 20,961,372	RM 49,071,395
Less: Unearned interest	(17,887,877)	(4,001,404)	(12,222,634)
Total	75,817,842	16,959,968	36,848,761
Less: Provision for allowance for expected credit losses on loan receivables	(510,281)	(114,147)	(272,225)
Total loan receivables	75,307,561	16,845,821	36,576,536
Beginning balances	272,225	60,895
Additions	238,056	53,252	272,225
Ending balance	510,281	114,147	272,225
Current asset	45,971,489	10,283,529	15,378,236
Non-current asset	29,336,072	6,562,292	21,198,300
Personal loans [Member]
Loan Receivables [Line Items]
Personal and term loans	153,912	34,429	2,912,547
Term loans [Member]
Loan Receivables [Line Items]
Personal and term loans	RM 93,551,807	$ 20,926,943	RM 46,158,848